Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2011	2010
	(Millions of yen)
Land	¥268,493	¥266,631
Buildings	1,367,187	1,320,121
Machinery and equipment	1,499,331	1,439,246
Construction in progress	94,507	85,673

	3,229,518	3,111,671
Less accumulated depreciation	(2,038,682)	(1,909,703)

	¥1,190,836	¥1,201,968